Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	34-6542451
Plan number	002
Current Value	$ 4,620,071,474
Loans to participants (interest rates from 4.25% to 9.50% with various maturities)	58,287,008
Total assets held for investment purposes	$ 4,678,358,482
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Loans to participants, interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Loans to participants, interest rate	9.50%
Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 733,847,938
Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	330,186,410
Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,397,947,085
Money Market Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	158,090,041
Investment, Identifier [Axis]: Collective Trust Funds | BlackRock Equity Index Fund | Large U.S. Equity Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,005,673,949
Investment, Identifier [Axis]: Collective Trust Funds | BlackRock Extended Equity Market Fund | Mid-Cap Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	261,303,229
Investment, Identifier [Axis]: Collective Trust Funds | BlackRock LifePath Index 2030 NL CIT Fund | Target Maturity Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	149,249,317
Investment, Identifier [Axis]: Collective Trust Funds | BlackRock LifePath Index 2035 NL CIT Fund | Target Maturity Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	171,246,487
Investment, Identifier [Axis]: Collective Trust Funds | BlackRock LifePath Index 2040 NL CIT Fund | Target Maturity Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	167,055,428
Investment, Identifier [Axis]: Collective Trust Funds | BlackRock LifePath Index 2045 NL CIT Fund | Target Maturity Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	192,672,443
Investment, Identifier [Axis]: Collective Trust Funds | BlackRock LifePath Index 2050 NL CIT Fund | Target Maturity Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	160,816,286
Investment, Identifier [Axis]: Collective Trust Funds | BlackRock LifePath Index 2055 NL CIT Fund | Target Maturity Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	127,469,843
Investment, Identifier [Axis]: Collective Trust Funds | BlackRock LifePath Index 2060 NL CIT Fund | Target Maturity Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	79,973,677
Investment, Identifier [Axis]: Collective Trust Funds | BlackRock LifePath Index 2065 NL CIT Fund | Target Maturity Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	38,242,449
Investment, Identifier [Axis]: Collective Trust Funds | BlackRock LifePath Index Retirement NL CIT Fund | Target Maturity Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	138,350,745
Investment, Identifier [Axis]: Collective Trust Funds | BlackRock MSCI ACWI ex-U.S. IMI Index Fund | Large U.S. Equity Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	211,573,333
Investment, Identifier [Axis]: Collective Trust Funds | BlackRock U.S. Debt Index Fund | Domestic Fixed Income/Intermediate Core Bond
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	86,704,904
Investment, Identifier [Axis]: Collective Trust Funds | Boston Partners Large Cap Value Equity Fund | Large U.S. Equity Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	231,573,430
Investment, Identifier [Axis]: Collective Trust Funds | Harding Loevner International Equity Collective Fund | International Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	45,813,604
Investment, Identifier [Axis]: Collective Trust Funds | KeyBank EB MaGIC Fund | Stable Value Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	120,734,342
Investment, Identifier [Axis]: Collective Trust Funds | PIMCO COLLECTIVE INVT | Intermediate Core-Plus Bond
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	185,257,795
Investment, Identifier [Axis]: Collective Trust Funds | PIMCO Diversified Real Asset CIT | Large U.S. Equity Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	24,235,824
Investment, Identifier [Axis]: Equity Securities | #REORG CYBER-ARK MERGER CONTRA CYBERARK 2J16AK5 02-12-2026 SEDOL: BQT3XY6 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	62,002
Investment, Identifier [Axis]: Equity Securities | A10 NETWORKS INC COM SEDOL: BKQVBN6 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	180,013
Investment, Identifier [Axis]: Equity Securities | AAON INC COM PAR $0.004 COM PAR $0.004 SEDOL: 2268130 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	103,853
Investment, Identifier [Axis]: Equity Securities | ABERCROMBIE & FITCH CO CL A CL A SEDOL: 2004185 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	586,177
Investment, Identifier [Axis]: Equity Securities | ACADIA PHARMACEUTICALS INC COM SEDOL: 2713317 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	101,471
Investment, Identifier [Axis]: Equity Securities | ACI WORLDWIDE INC COM STK SEDOL: 2889155 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	400,122
Investment, Identifier [Axis]: Equity Securities | ADAPTIVE BIOTECHNOLOGIES CORP COM USD0.0001 SEDOL: BJ5FZ74 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	206,914
Investment, Identifier [Axis]: Equity Securities | ADDUS HOMECARE CORP COM STK SEDOL: B55BN47 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	200,712
Investment, Identifier [Axis]: Equity Securities | ADMA BIOLOGICS INC COM SEDOL: B9NSBM2 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	320,732
Investment, Identifier [Axis]: Equity Securities | ADR CENTESSA PHARMACEUTICALS PLC SEDOL: BLB0YQ9 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	112,395
Investment, Identifier [Axis]: Equity Securities | ADR TAIWAN SEMICONDUCTOR MANUFACTURING ADS REP 5 TWD10 SEDOL: 211338 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	8,147,899
Investment, Identifier [Axis]: Equity Securities | ADVANCED MICRO DEVICES INC COM SEDOL: 2007849 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	7,721,110
Investment, Identifier [Axis]: Equity Securities | AFFILIATED MANAGERS GROUP INC COM STK SEDOL: 2127899 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	308,748
Investment, Identifier [Axis]: Equity Securities | AGILYSYS INC COM STK SEDOL: 2689162 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	409,285
Investment, Identifier [Axis]: Equity Securities | ALAMO GROUP INC COM SEDOL: 2021634 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	50,361
Investment, Identifier [Axis]: Equity Securities | ALAMOS GOLD INC COM NPV SEDOL: BZ3DNP6 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	88,929
Investment, Identifier [Axis]: Equity Securities | ALARM COM HLDGS INC COM SEDOL: BYN7H26 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	160,866
Investment, Identifier [Axis]: Equity Securities | ALKERMES PLC SHS SEDOL: B3P6D26 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	345,385
Investment, Identifier [Axis]: Equity Securities | ALLISON TRANSMISSION HOLDING SEDOL: B4PZ892 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	218,415
Investment, Identifier [Axis]: Equity Securities | ALPHA METALLURGICAL RES INC COM SEDOL: BMFND53 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	182,091
Investment, Identifier [Axis]: Equity Securities | ALPHABET INC CAP STK USD0.001 CL C SEDOL: BYY88Y7 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	19,474,114
Investment, Identifier [Axis]: Equity Securities | ALPHABET INC CAPITAL STOCK USD0.001 CL A SEDOL: BYVY8G0 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	19,467,661
Investment, Identifier [Axis]: Equity Securities | AMAZON COM INC COM SEDOL: 2000019 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	36,900,270
Investment, Identifier [Axis]: Equity Securities | AMERICAN HEALTHCARE REIT INC COM SEDOL: BQWNKQ4 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	365,515
Investment, Identifier [Axis]: Equity Securities | AMPHENOL CORP NEW CL A SEDOL: 2145084 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	5,092,616
Investment, Identifier [Axis]: Equity Securities | API GROUP CORPORATION COM USD0.0001 SEDOL: BMBPH06 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	444,773
Investment, Identifier [Axis]: Equity Securities | APOGEE THERAPEUTICS INC COM SEDOL: BM9HHL5 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	230,893
Investment, Identifier [Axis]: Equity Securities | APPFOLIO INC COM CL A COM CL A SEDOL: BYN7H48 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	535,095
Investment, Identifier [Axis]: Equity Securities | APPLE INC COM STK SEDOL: 2046251 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	31,827,194
Investment, Identifier [Axis]: Equity Securities | APPLIED DIGITAL CORPORATION SEDOL: BMCNFN8 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	51,492
Investment, Identifier [Axis]: Equity Securities | APPLIED INDL TECHNOLOGIES INC COM SEDOL: 2086309 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	435,225
Investment, Identifier [Axis]: Equity Securities | APPLOVIN CORP COM CL A COM CL A SEDOL: BMV3LG4 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	5,418,860
Investment, Identifier [Axis]: Equity Securities | ARCELLX INC COM SEDOL: BPCJ1Q2 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	233,742
Investment, Identifier [Axis]: Equity Securities | ARCHER AVIATION INC CL A CL A SEDOL: BMHVDS8 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	36,096
Investment, Identifier [Axis]: Equity Securities | ARCUTIS BIOTHERAPEUTICS INC COM SEDOL: BKX9VD3 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	84,042
Investment, Identifier [Axis]: Equity Securities | ARGAN INC COM SEDOL: 2804501 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	125,328
Investment, Identifier [Axis]: Equity Securities | ARROWHEAD PHARMACEUTICALS INC COM SEDOL: BYQBFJ8 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	167,436
Investment, Identifier [Axis]: Equity Securities | ASBURY AUTOMOTIVE GROUP INC COM SEDOL: 2855855 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	128,589
Investment, Identifier [Axis]: Equity Securities | ASTERA LABS INC COM SEDOL: BMTQ7V2 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	66,544
Investment, Identifier [Axis]: Equity Securities | ATI INC COM SEDOL: 2526117 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	392,594
Investment, Identifier [Axis]: Equity Securities | ATMUS FILTRATION TECHNOLOGIES INC COM SEDOL: BNRR1B2 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	717,863
Investment, Identifier [Axis]: Equity Securities | AXALTA COATING SYSTEMS LTD COM USD1.00 SEDOL: BSFWCF5 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	263,488
Investment, Identifier [Axis]: Equity Securities | AXCELIS TECHNOLOGIES INC COM NEW COM NEW SEDOL: BD420Q8 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	254,517
Investment, Identifier [Axis]: Equity Securities | AXON ENTERPRISE INC COM SEDOL: BDT5S35 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,295,573
Investment, Identifier [Axis]: Equity Securities | AXSOME THERAPEUTICS INC. COM SEDOL: BYZR4X4 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	744,623
Investment, Identifier [Axis]: Equity Securities | AZZ INC COM SEDOL: 2067672 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	231,723
Investment, Identifier [Axis]: Equity Securities | BADGER METER INC COM SEDOL: 2069128 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	265,452
Investment, Identifier [Axis]: Equity Securities | BALCHEM CORP COM SEDOL: 2072074 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	196,301
Investment, Identifier [Axis]: Equity Securities | BANCORP INC DEL COM STK SEDOL: B05BRL7 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	464,943
Investment, Identifier [Axis]: Equity Securities | BEAM THERAPEUTICS INC COM SEDOL: BK6L288 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	263,894
Investment, Identifier [Axis]: Equity Securities | BEL FUSE INC CL B CL B SEDOL: 2279897 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	570,466
Investment, Identifier [Axis]: Equity Securities | BELDEN INC COM SEDOL: B01WL78 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	817,948
Investment, Identifier [Axis]: Equity Securities | BETA TECHNOLOGIES INC CL A COM CL A COM SEDOL: BT3CTW0 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	54,897
Investment, Identifier [Axis]: Equity Securities | BICARA THERAPEUTICS INC COM SEDOL: BQB42F1 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	55,539
Investment, Identifier [Axis]: Equity Securities | BILL HOLDINGS INC COM USD0.00001 SEDOL: BKDS4H5 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	445,319
Investment, Identifier [Axis]: Equity Securities | BILLIONTOONE INC CL A CL A SEDOL: BMDJC90 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	36,501
Investment, Identifier [Axis]: Equity Securities | BIOHAVEN LTD COM NPV WI SEDOL: BPLZ7S5 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	82,112
Investment, Identifier [Axis]: Equity Securities | BIRKENSTOCK HOLDING PLC COM NPV SEDOL: BS44BN3 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	263,396
Investment, Identifier [Axis]: Equity Securities | BLACKLINE INC COM SEDOL: BD3WZS6 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	102,784
Investment, Identifier [Axis]: Equity Securities | BLOCK H & R INC COM SEDOL: 2105505 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	195,587
Investment, Identifier [Axis]: Equity Securities | BLOOM ENERGY CORP CL A CL A SEDOL: BDD1BB8 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	590,852
Investment, Identifier [Axis]: Equity Securities | BOEING CO COM USD5.00 SEDOL: 2108601 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	8,595,564
Investment, Identifier [Axis]: Equity Securities | BOOT BARN HLDGS INC COM SEDOL: BRS6600 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	474,704
Investment, Identifier [Axis]: Equity Securities | BOOZ ALLEN HAMILTON HLDG CORP CL A COM STK SEDOL: B5367T7 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	236,208
Investment, Identifier [Axis]: Equity Securities | BOSTON SCIENTIFIC CORP COM SEDOL: 2113434 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,581,060
Investment, Identifier [Axis]: Equity Securities | BOYD GAMING CORP COM SEDOL: 2117232 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	371,561
Investment, Identifier [Axis]: Equity Securities | BRIDGEBIO PHARMA INC COM SEDOL: BK1KWG8 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	800,774
Investment, Identifier [Axis]: Equity Securities | BRIGHTSPRING HEALTH SVCS INC COM SEDOL: BPJM8Q3 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	689,792
Investment, Identifier [Axis]: Equity Securities | BRINKER INTL INC COM SEDOL: 2193544 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	222,025
Investment, Identifier [Axis]: Equity Securities | BRINKS CO COM SEDOL: 2691305 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	466,920
Investment, Identifier [Axis]: Equity Securities | BROADCOM INC COM SEDOL: BDZ78H9 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	27,668,618
Investment, Identifier [Axis]: Equity Securities | BROADRIDGE FINL SOLUTIONS INC COM STK SEDOL: B1VP7R6 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	61,372
Investment, Identifier [Axis]: Equity Securities | BUILD-A-BEAR WORKSHOP INC COM STK SEDOL: B034L50 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	166,777
Investment, Identifier [Axis]: Equity Securities | BWX TECHNOLOGIES INC COM SEDOL: BZ0W624 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	241,976
Investment, Identifier [Axis]: Equity Securities | CABOT CORP COM SEDOL: 2162500 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	256,702
Investment, Identifier [Axis]: Equity Securities | CACI INTL INC CL A CL A SEDOL: 2159267 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	107,095
Investment, Identifier [Axis]: Equity Securities | CADENCE DESIGN SYS INC COM SEDOL: 2302232 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	9,343,329
Investment, Identifier [Axis]: Equity Securities | CANADA - DESCARTES SYS GROUP INC COM SEDOL: 2528834 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	485,461
Investment, Identifier [Axis]: Equity Securities | CARGURUS INC CL A CL A SEDOL: BF5D6S8 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	102,586
Investment, Identifier [Axis]: Equity Securities | CARIS LIFE SCIENCES INC COM SEDOL: BT18HP9 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	41,684
Investment, Identifier [Axis]: Equity Securities | CARPENTER TECHNOLOGY CORP COM SEDOL: 2177504 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	337,823
Investment, Identifier [Axis]: Equity Securities | CARS COM INC COM SEDOL: BYXHTC0 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	70,345
Investment, Identifier [Axis]: Equity Securities | CASEYS GEN STORES INC COM SEDOL: 2179414 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	223,295
Investment, Identifier [Axis]: Equity Securities | CATALYST PHARMACEUTICALS INC COM STK USD0.001 STK SEDOL: B1G7Q03 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	135,979
Investment, Identifier [Axis]: Equity Securities | CAVA GROUP INC COM SEDOL: BRBD9F4 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	58,690
Investment, Identifier [Axis]: Equity Securities | CAVCO INDS INC DEL COM STK SEDOL: 2787022 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	503,901
Investment, Identifier [Axis]: Equity Securities | CCC INTELLIGENT SOLUTIONS HLDGS INC COM SEDOL: BP4CXL8 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	443,968
Investment, Identifier [Axis]: Equity Securities | CELCUITY INC COM SEDOL: BDH6M05 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	148,812
Investment, Identifier [Axis]: Equity Securities | CELLDEX THERAPEUTICS INC NEW SEDOL: BJLV8T9 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	86,369
Investment, Identifier [Axis]: Equity Securities | CENTRUS ENERGY CORP CL A COM SEDOL: BQXKDH6 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	323,599
Investment, Identifier [Axis]: Equity Securities | CG ONCOLOGY INC COM SEDOL: BRBCSP4 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	303,719
Investment, Identifier [Axis]: Equity Securities | CHURCHILL DOWNS INC COM SEDOL: 2194105 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	159,520
Investment, Identifier [Axis]: Equity Securities | CIRRUS LOGIC INC COM SEDOL: 2197308 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	228,587
Investment, Identifier [Axis]: Equity Securities | CLEARWATER ANALYTICS HLDGS INC CL A CL A SEDOL: BNZJHY5 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	442,385
Investment, Identifier [Axis]: Equity Securities | COCA-COLA CONSOLIDATED INC COM SEDOL: 2206721 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	281,919
Investment, Identifier [Axis]: Equity Securities | COEUR MNG INC COM NEW COM NEW SEDOL: 2208136 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	515,287
Investment, Identifier [Axis]: Equity Securities | COGENT BIOSCIENCES INC COM NEW COM USD SEDOL: BLR6XK8 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	264,766
Investment, Identifier [Axis]: Equity Securities | COGNEX CORP COM SEDOL: 2208288 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	413,446
Investment, Identifier [Axis]: Equity Securities | COMMVAULT SYS INC COM STK SEDOL: B142B38 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	409,426
Investment, Identifier [Axis]: Equity Securities | CONCENTRA GROUP HLDGS PARENT INC COM SEDOL: BSWW195 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	156,889
Investment, Identifier [Axis]: Equity Securities | CONMED CORP COM SEDOL: 2216010 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	45,878
Investment, Identifier [Axis]: Equity Securities | CONSTELLATION ENERGY CORPORATION COM NPV WI SEDOL: BMH4FS1 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	8,007,924
Investment, Identifier [Axis]: Equity Securities | CORCEPT THERAPEUTICS INC OC-COM CORCEPT THERAPEUTICS SEDOL: B00SCY1 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	63,440
Investment, Identifier [Axis]: Equity Securities | CORE SCIENTIFIC INC NEW COM SEDOL: BN70TG2 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	48,048
Investment, Identifier [Axis]: Equity Securities | CORVEL CORP COM SEDOL: 2347277 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	117,001
Investment, Identifier [Axis]: Equity Securities | COSTCO WHOLESALE CORP NEW COM SEDOL: 2701271 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	7,571,345
Investment, Identifier [Axis]: Equity Securities | COVISTA INC SEDOL: BZ12TX5 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	382,425
Investment, Identifier [Axis]: Equity Securities | CRANE CO NEW COM SEDOL: BNYD4F8 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	243,263
Investment, Identifier [Axis]: Equity Securities | CREDO TECHNOLOGY GROUP HOLDING LTD SEDOL: BLD13F2 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	979,171
Investment, Identifier [Axis]: Equity Securities | CRINETICS PHARMACEUTICALS INC COM SEDOL: BDD19F8 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	445,158
Investment, Identifier [Axis]: Equity Securities | CROCS INC COM SEDOL: B0T7Z62 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	147,693
Investment, Identifier [Axis]: Equity Securities | CROWDSTRIKE HLDGS INC CL A CL A SEDOL: BJJP138 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	7,243,280
Investment, Identifier [Axis]: Equity Securities | CSW INDUSTRIALS INC COM SEDOL: BYQD1J6 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	350,768
Investment, Identifier [Axis]: Equity Securities | CURTISS WRIGHT CORP COM SEDOL: 2241205 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	329,659
Investment, Identifier [Axis]: Equity Securities | CYTOKINETICS INC COMMON STOCK SEDOL: BBBSBJ5 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	150,971
Investment, Identifier [Axis]: Equity Securities | DATADOG INC COM USD0.00001 CL A SEDOL: BKT9Y49 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,271,783
Investment, Identifier [Axis]: Equity Securities | DECKERS OUTDOOR CORP COM SEDOL: 2267278 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	123,989
Investment, Identifier [Axis]: Equity Securities | DENALI THERAPEUTICS INC COM SEDOL: BD2B4V0 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	207,002
Investment, Identifier [Axis]: Equity Securities | DENMARK - ADR ASCENDIS PHARMA NS SPONSORED ADR SEDOL: BV9G6B8 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	195,115
Investment, Identifier [Axis]: Equity Securities | DEXCOM INC COM SEDOL: B0796X4 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,174,013
Investment, Identifier [Axis]: Equity Securities | DIANTHUS THERAPEUTICS INC COM SEDOL: BN4J951 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	46,196
Investment, Identifier [Axis]: Equity Securities | DISC MEDICINE INC COM SEDOL: BMGJZJ8 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	240,136
Investment, Identifier [Axis]: Equity Securities | DORMAN PRODS INC COM SEDOL: 2718594 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	335,200
Investment, Identifier [Axis]: Equity Securities | DOUBLEVERIFY HLDGS INC COM SEDOL: BMDX9Z7 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	195,201
Investment, Identifier [Axis]: Equity Securities | DUOLINGO INC CL A COM CL A COM SEDOL: BMCM6P4 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	117,585
Investment, Identifier [Axis]: Equity Securities | DUTCH BROS INC CL A CL A SEDOL: BMWP7H2 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	252,961
Investment, Identifier [Axis]: Equity Securities | DYCOM INDS INC COM SEDOL: 2289841 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	377,772
Investment, Identifier [Axis]: Equity Securities | DYNE THERAPEUTICS INC COM SEDOL: BN15WD1 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	132,734
Investment, Identifier [Axis]: Equity Securities | E L F BEAUTY INC COM SEDOL: BDDQ975 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	302,335
Investment, Identifier [Axis]: Equity Securities | EAGLE MATLS INC COM SEDOL: 2191399 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	180,225
Investment, Identifier [Axis]: Equity Securities | EDWARDS LIFESCIENCES CORP COM SEDOL: 2567116 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	5,238,357
Investment, Identifier [Axis]: Equity Securities | ELEMENT SOLUTION INC COM SEDOL: BJ1C2K1 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	94,212
Investment, Identifier [Axis]: Equity Securities | ELI LILLY & CO COM NPV SEDOL: 2516152 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	22,386,659
Investment, Identifier [Axis]: Equity Securities | EMCOR GROUP INC COM SEDOL: 2474164 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	97,886
Investment, Identifier [Axis]: Equity Securities | ENCOMPASS HEALTH CORP COM USD0.01 SEDOL: BYX2YJ7 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	495,143
Investment, Identifier [Axis]: Equity Securities | ENERGY FUELS INC COM SEDOL: BFV4XW8 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	26,172
Investment, Identifier [Axis]: Equity Securities | ENOVA INTL INC COM SEDOL: BRYQ4L1 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	442,990
Investment, Identifier [Axis]: Equity Securities | ENSIGN GROUP INC COM STK SEDOL: B1YWPP8 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	843,651
Investment, Identifier [Axis]: Equity Securities | ENTEGRIS INC COM SEDOL: 2599700 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	272,802
Investment, Identifier [Axis]: Equity Securities | EOS ENERGY ENTERPRISES INC COM SEDOL: BN7KCQ3 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	34,380
Investment, Identifier [Axis]: Equity Securities | EPLUS INC COM SEDOL: 2597748 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	176,716
Investment, Identifier [Axis]: Equity Securities | EQUITABLE HLDGS INC COM SEDOL: BKRMR96 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	476,452
Investment, Identifier [Axis]: Equity Securities | ESAB CORPORATION COM USD0.001 WI SEDOL: BJLTMN5 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	694,005
Investment, Identifier [Axis]: Equity Securities | ESCO TECHNOLOGIES INC SEDOL: 2321583 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	224,699
Investment, Identifier [Axis]: Equity Securities | EURONET WORLDWIDE INC COM SEDOL: 2320148 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	90,495
Investment, Identifier [Axis]: Equity Securities | EVERTEC INC COM SEDOL: B7KY3Z6 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	145,945
Investment, Identifier [Axis]: Equity Securities | EXLSERVICE COM INC COM STK SEDOL: B07LST0 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	298,990
Investment, Identifier [Axis]: Equity Securities | FABRINET COM USD0.01 SEDOL: B4JSZL8 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,660,406
Investment, Identifier [Axis]: Equity Securities | FEDERAL SIGNAL CORP COM SEDOL: 2333986 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	665,657
Investment, Identifier [Axis]: Equity Securities | FIRST BANCORP P R COM NEW COM NEW SEDOL: 2296926 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	540,618
Investment, Identifier [Axis]: Equity Securities | FIRSTCASH HLDGS INC COM SEDOL: BMF5Q83 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	688,362
Investment, Identifier [Axis]: Equity Securities | FLUENCE ENERGY INC CL A CL A SEDOL: BMXC0N9 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	53,406
Investment, Identifier [Axis]: Equity Securities | FLUOR CORP NEW COM SEDOL: 2696838 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	91,625
Investment, Identifier [Axis]: Equity Securities | FRESHWORKS INC CL A CL A SEDOL: BPF0BB7 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	151,900
Investment, Identifier [Axis]: Equity Securities | FRONTDOOR INC COM SEDOL: BFYF094 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	391,600
Investment, Identifier [Axis]: Equity Securities | FTAI AVIATION LTD COM USD0.01 SEDOL: BLKFTK4 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	213,385
Investment, Identifier [Axis]: Equity Securities | FTI CONSULTING INC COM SEDOL: 2351449 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	244,970
Investment, Identifier [Axis]: Equity Securities | GALAXY DIGITAL INC COM USD0.01 CL A SEDOL: BV97X10 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	109,698
Investment, Identifier [Axis]: Equity Securities | GE AEROSPACE SEDOL: BL59CR9 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	9,352,099
Investment, Identifier [Axis]: Equity Securities | GENPACT LIMITED COM STK USD0.01 SEDOL: B23DBK6 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	364,697
Investment, Identifier [Axis]: Equity Securities | GERMANY - ADIDAS AG SEDOL: 4031976 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,954,287
Investment, Identifier [Axis]: Equity Securities | GITLAB INC CL A COM SEDOL: BMTVT22 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	77,800
Investment, Identifier [Axis]: Equity Securities | GLOBUS MED INC CL A NEW COM STK SEDOL: B7D65M0 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	438,907
Investment, Identifier [Axis]: Equity Securities | GOLDMAN SACHS GROUP INC COM SEDOL: 2407966 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	5,334,651
Investment, Identifier [Axis]: Equity Securities | GRAIL INC COM SEDOL: BSLSSX7 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	42,795
Investment, Identifier [Axis]: Equity Securities | GRAND CANYON ED INC COM STK SEDOL: B3F1XM1 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	257,115
Investment, Identifier [Axis]: Equity Securities | GRANITE CONST INC COM SEDOL: 2381189 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	80,745
Investment, Identifier [Axis]: Equity Securities | GREEN BRICK PARTNERS INC COM SEDOL: BS7T2R6 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	309,603
Investment, Identifier [Axis]: Equity Securities | GRIFFON CORP COM SEDOL: 2463344 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	236,711
Investment, Identifier [Axis]: Equity Securities | GROUP 1 AUTOMOTIVE INC COM SEDOL: 2121352 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	294,975
Investment, Identifier [Axis]: Equity Securities | GUARDANT HEALTH INC COM SEDOL: BFXC911 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	807,008
Investment, Identifier [Axis]: Equity Securities | GULFPORT ENERGY CORP COM USD0.01 SEDOL: BND7X43 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	206,534
Investment, Identifier [Axis]: Equity Securities | GXO LOGISTICS INC COM SEDOL: BNNTGF1 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	169,185
Investment, Identifier [Axis]: Equity Securities | HAEMONETICS CORP MASS COM SEDOL: 2401195 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	219,451
Investment, Identifier [Axis]: Equity Securities | HALOZYME THERAPEUTICS INC COM SEDOL: 2975098 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	40,784
Investment, Identifier [Axis]: Equity Securities | HAMILTON LANE INC CL A CL A SEDOL: BF0SR29 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	80,586
Investment, Identifier [Axis]: Equity Securities | HEALTHEQUITY INC COM SEDOL: BP8XZL1 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	474,540
Investment, Identifier [Axis]: Equity Securities | HEARTFLOW INC COM SEDOL: BV6KV30 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	44,687
Investment, Identifier [Axis]: Equity Securities | HEXCEL CORP NEW COM SEDOL: 2416779 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	324,717
Investment, Identifier [Axis]: Equity Securities | HILTON WORLDWIDE HLDGS INC COM NEW COM NEW SEDOL: BYVMW06 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	6,208,622
Investment, Identifier [Axis]: Equity Securities | HIMS & HERS HEALTH INC COM CL A COM SEDOL: BN46048 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	117,282
Investment, Identifier [Axis]: Equity Securities | HUBSPOT INC COM SEDOL: BR4T3B3 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	196,637
Investment, Identifier [Axis]: Equity Securities | HURON CONSULTING GROUP INC COM STK SEDOL: B018V76 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	277,866
Investment, Identifier [Axis]: Equity Securities | IDEAYA BIOSCIENCES INC COM SEDOL: BK0VHF6 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	44,941
Investment, Identifier [Axis]: Equity Securities | IES HLDGS INC COM SEDOL: BD978B9 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	183,617
Investment, Identifier [Axis]: Equity Securities | IMAX CORP COM SEDOL: 2473859 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	167,022
Investment, Identifier [Axis]: Equity Securities | IMMUNOME INC COM SEDOL: BM8FWX7 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	56,772
Investment, Identifier [Axis]: Equity Securities | IMMUNOVANT INC COM SEDOL: BJRFSB7 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	33,046
Investment, Identifier [Axis]: Equity Securities | IMPINJ INC COM SEDOL: BYYGJZ9 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	267,801
Investment, Identifier [Axis]: Equity Securities | INSMED INC COM PAR $.01 SEDOL: 2614487 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	160,291
Investment, Identifier [Axis]: Equity Securities | INSPIRE MED SYS INC COM SEDOL: BDT5KT5 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	70,740
Investment, Identifier [Axis]: Equity Securities | INSTALLED BLDG PRODS INC COM SEDOL: BJSP4C9 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	455,489
Investment, Identifier [Axis]: Equity Securities | INTERDIGITAL INC COM SEDOL: 2465737 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,197,109
Investment, Identifier [Axis]: Equity Securities | INTERNATIONAL BANCSHARES CORP COM SEDOL: 2243911 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	134,408
Investment, Identifier [Axis]: Equity Securities | INTERPARFUMS INC SEDOL: 2473150 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	146,501
Investment, Identifier [Axis]: Equity Securities | INTUITIVE SURGICAL INC COM NEW STK SEDOL: 2871301 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	6,376,081
Investment, Identifier [Axis]: Equity Securities | IONIS PHARMACEUTICALS INC COM SEDOL: BDJ0LS6 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	210,907
Investment, Identifier [Axis]: Equity Securities | IONQ INC COM SEDOL: BP484B3 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	426,086
Investment, Identifier [Axis]: Equity Securities | IRHYTHM HOLDINGS INC SEDOL: BYT4ST5 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	70,976
Investment, Identifier [Axis]: Equity Securities | ITRON INC COM STK NPV SEDOL: 2471949 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	361,225
Investment, Identifier [Axis]: Equity Securities | IVANHOE ELEC INC COM SEDOL: BPF0KH6 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	113,873
Investment, Identifier [Axis]: Equity Securities | JANUX THERAPEUTICS INC COM SEDOL: BMFX8Y7 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	20,990
Investment, Identifier [Axis]: Equity Securities | JBT MAREL CORPORATION SEDOL: B3BRJZ8 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	331,474
Investment, Identifier [Axis]: Equity Securities | JFROG LTD COM SEDOL: BMX6JW3 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	93,690
Investment, Identifier [Axis]: Equity Securities | KADANT INC COM SEDOL: 2769978 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	466,293
Investment, Identifier [Axis]: Equity Securities | KARMAN HLDGS INC COM SEDOL: BTRFVH4 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	480,361
Investment, Identifier [Axis]: Equity Securities | KEYSIGHT TECHNOLOGIES INC COM SEDOL: BQZJ0Q9 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	5,793,760
Investment, Identifier [Axis]: Equity Securities | KIRBY CORP COM SEDOL: 2493534 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	281,400
Investment, Identifier [Axis]: Equity Securities | KNIFE RIV HLDG CO COM SEDOL: BPLL4V5 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	314,465
Investment, Identifier [Axis]: Equity Securities | KONTOOR BRANDS INC SEDOL: BJTJGC4 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	137,086
Investment, Identifier [Axis]: Equity Securities | KRATOS DEFENSE & SECURITY SOLUTIONS INC SEDOL: 2512149 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	273,276
Investment, Identifier [Axis]: Equity Securities | KRYSTAL BIOTECH INC COM SEDOL: BD6JX35 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	215,476
Investment, Identifier [Axis]: Equity Securities | KYMERA THERAPEUTICS INC COM SEDOL: BMPRZV5 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	510,511
Investment, Identifier [Axis]: Equity Securities | KeyCorp common stock | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	128,388,540
Investment, Identifier [Axis]: Equity Securities | LAMAR ADVERTISING CO NEW CL A CL A SEDOL: BSPHGN6 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	235,819
Investment, Identifier [Axis]: Equity Securities | LANTHEUS HLDGS INC COM SEDOL: BP8S8J5 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	427,184
Investment, Identifier [Axis]: Equity Securities | LATTICE SEMICONDUCTOR CORP COM SEDOL: 2506658 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	499,314
Investment, Identifier [Axis]: Equity Securities | LAUREATE ED INC COM CL A SEDOL: BYMYT66 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	350,067
Investment, Identifier [Axis]: Equity Securities | LAZARD INC COM USD0.01 SEDOL: BRT46K3 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	168,843
Investment, Identifier [Axis]: Equity Securities | LEGALZOOM COM INC COM SEDOL: B82GC49 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	147,957
Investment, Identifier [Axis]: Equity Securities | LEMAITRE VASCULAR INC COM STK SEDOL: B1G6TJ0 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	190,666
Investment, Identifier [Axis]: Equity Securities | LENZ THERAPEUTICS INC NEW COM SEDOL: BQV0J03 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	31,888
Investment, Identifier [Axis]: Equity Securities | LEONARDO DRS INC COM SEDOL: BNSNZQ2 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	206,176
Investment, Identifier [Axis]: Equity Securities | LIBERTY LIVE HLDGS INC SER C LIBERTY | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	274,844
Investment, Identifier [Axis]: Equity Securities | LOUISIANA-PACIFIC CORP COM SEDOL: 2535243 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	133,335
Investment, Identifier [Axis]: Equity Securities | MACOM TECHNOLOGY SOLUTIONS HOLDINGS INC COM STK SEDOL: B5B15Y5 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	432,482
Investment, Identifier [Axis]: Equity Securities | MADRIGAL PHARMACEUTICALS INC COM SEDOL: BD59BS7 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	500,230
Investment, Identifier [Axis]: Equity Securities | MAGNITE INC COM SEDOL: BLPNRR6 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	84,039
Investment, Identifier [Axis]: Equity Securities | MANHATTAN ASSOCS INC COM SEDOL: 2239471 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	231,022
Investment, Identifier [Axis]: Equity Securities | MAREX GROUP PLC COM USD0.001241 SEDOL: BQXP757 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	478,272
Investment, Identifier [Axis]: Equity Securities | MARQETA INC COM USD0.001 A SEDOL: BN0TQD2 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	196,398
Investment, Identifier [Axis]: Equity Securities | MASTERCARD INCORPORATED COM USD0.0001 CLASS A SEDOL: B121557 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	11,801,802
Investment, Identifier [Axis]: Equity Securities | MATADOR RES CO COM SEDOL: B7MSLL8 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	130,461
Investment, Identifier [Axis]: Equity Securities | MEDPACE HLDGS INC COM SEDOL: BDCBC61 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	289,250
Investment, Identifier [Axis]: Equity Securities | MERCADOLIBRE INC COM STK SEDOL: B23X1H3 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,558,110
Investment, Identifier [Axis]: Equity Securities | MERCK & CO INC NEW COM SEDOL: 2778844 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,541,217
Investment, Identifier [Axis]: Equity Securities | MERIT MED SYS INC COM SEDOL: 2580555 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	471,637
Investment, Identifier [Axis]: Equity Securities | META PLATFORMS INC COM USD0.000006 CL 'A' SEDOL: B7TL820 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	20,745,969
Investment, Identifier [Axis]: Equity Securities | MICROSOFT CORP COM SEDOL: 2588173 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	34,173,556
Investment, Identifier [Axis]: Equity Securities | MINERALYS THERAPEUTICS INC COM SEDOL: BP9N0G0 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	148,426
Investment, Identifier [Axis]: Equity Securities | MIRUM PHARMACEUTICALS INC COM SEDOL: BJDX8Y8 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	303,796
Investment, Identifier [Axis]: Equity Securities | MKS INC SEDOL: 2404871 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	392,469
Investment, Identifier [Axis]: Equity Securities | MODINE MFG CO COM STK SEDOL: 2598354 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	627,764
Investment, Identifier [Axis]: Equity Securities | MOELIS & CO CL A CL A SEDOL: BLG38Q1 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	197,696
Investment, Identifier [Axis]: Equity Securities | MONDAY COM LTD COM NPV SEDOL: BMHRYX | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	79,682
Investment, Identifier [Axis]: Equity Securities | MONOLITHIC PWR SYS INC COM SEDOL: B01Z7J1 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	289,129
Investment, Identifier [Axis]: Equity Securities | MONTE ROSA THERAPEUTICS INC COM SEDOL: BP7KZP7 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	96,793
Investment, Identifier [Axis]: Equity Securities | MOOG INC CL A SEDOL: 2601218 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	229,424
Investment, Identifier [Axis]: Equity Securities | MP MATERIALS CORP COM USD0.0001 CL A SEDOL: BN15Y35 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	147,013
Investment, Identifier [Axis]: Equity Securities | MUELLER INDS INC COM SEDOL: 2609717 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	582,151
Investment, Identifier [Axis]: Equity Securities | NATERA INC COM SEDOL: BYQRG48 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	469,864
Investment, Identifier [Axis]: Equity Securities | NAVAN INC CL A CL A SEDOL: BT04MG4 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	60,532
Investment, Identifier [Axis]: Equity Securities | NCINO INC NEW COM SEDOL: BMC8TD1 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	56,408
Investment, Identifier [Axis]: Equity Securities | NETFLIX INC COM STK SEDOL: 2857817 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	12,106,760
Investment, Identifier [Axis]: Equity Securities | NEUROCRINE BIOSCIENCES INC COM SEDOL: 2623911 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	186,365
Investment, Identifier [Axis]: Equity Securities | NEWMARKET CORP COM SEDOL: B01CGF1 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	323,012
Investment, Identifier [Axis]: Equity Securities | NEXSTAR MEDIA GROUP INC COMMON STOCK SEDOL: 2949758 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	253,203
Investment, Identifier [Axis]: Equity Securities | NEXTPOWER INC SEDOL: BR1GTS6 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	919,359
Investment, Identifier [Axis]: Equity Securities | NIKE INC CL B SEDOL: 2640147 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	0
Investment, Identifier [Axis]: Equity Securities | NOVANTA INC NOVANTA INC SEDOL: BD8S5H8 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	258,446
Investment, Identifier [Axis]: Equity Securities | NURIX THERAPEUTICS INC COM SEDOL: BMVLGP2 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	107,617
Investment, Identifier [Axis]: Equity Securities | NUVALENT INC CL A CL A SEDOL: BMVBZD3 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	458,791
Investment, Identifier [Axis]: Equity Securities | NVENT ELECTRIC PLC COM USD0.01 WI SEDOL: BDVJJQ5 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	497,104
Investment, Identifier [Axis]: Equity Securities | NVIDIA CORP COM SEDOL: 2379504 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	45,906,416
Investment, Identifier [Axis]: Equity Securities | O REILLY AUTOMOTIVE INC NEW COM USD0.01 SEDOL: B65LWX6 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	4,451,960
Investment, Identifier [Axis]: Equity Securities | OKTA INC CL A CL A SEDOL: BDFZSP1 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	183,489
Investment, Identifier [Axis]: Equity Securities | OLLIES BARGAIN OUTLET HLDGS INC COM SEDOL: BZ22B38 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	180,747
Investment, Identifier [Axis]: Equity Securities | ONTO INNOVATION INC SEDOL: BKZ7N95 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	288,410
Investment, Identifier [Axis]: Equity Securities | OPTION CARE HEALTH INC COM NEW COM NEW SEDOL: BKM5C62 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	440,018
Investment, Identifier [Axis]: Equity Securities | ORACLE CORP COM SEDOL: 2661568 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	5,710,473
Investment, Identifier [Axis]: Equity Securities | ORIC PHARMACEUTICALS INC COM SEDOL: BKVDFF7 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	58,356
Investment, Identifier [Axis]: Equity Securities | OSCAR HEALTH INC CL A CL A SEDOL: BKY83Q6 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	87,657
Investment, Identifier [Axis]: Equity Securities | OSI SYS INC COM SEDOL: 2111579 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	522,363
Investment, Identifier [Axis]: Equity Securities | PALOMAR HLDGS INC COM SEDOL: BJYLZK6 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	307,522
Investment, Identifier [Axis]: Equity Securities | PAYONEER GLOBAL INC COM SEDOL: BLSPX60 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	423,641
Investment, Identifier [Axis]: Equity Securities | PEGASYSTEMS INC COM SEDOL: 2675860 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	286,656
Investment, Identifier [Axis]: Equity Securities | PENUMBRA INC COM SEDOL: BZ0V201 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	473,827
Investment, Identifier [Axis]: Equity Securities | PERFORMANCE FOOD GROUP CO COM SEDOL: BYVYD43 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	90,549
Investment, Identifier [Axis]: Equity Securities | PERMIAN RES CORP CL A SEDOL: BQPCHB2 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	377,954
Investment, Identifier [Axis]: Equity Securities | PHOTRONICS INC COM SEDOL: 2687315 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	225,344
Investment, Identifier [Axis]: Equity Securities | PINTEREST INC CL A CL A SEDOL: BJ2Z0H2 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	214,887
Investment, Identifier [Axis]: Equity Securities | PLANET FITNESS INC CL A CL A SEDOL: BYSFJV8 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	444,727
Investment, Identifier [Axis]: Equity Securities | POPULAR INC COM NEW COM USD6 (POST REV SPLIT) SEDOL: B86QM90 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	420,006
Investment, Identifier [Axis]: Equity Securities | POWELL INDS INC COM SEDOL: 2697422 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	73,319
Investment, Identifier [Axis]: Equity Securities | POWER INTEGRATIONS INC COM SEDOL: 2133045 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	74,634
Investment, Identifier [Axis]: Equity Securities | PRAXIS PRECISION MEDICINES INC COM NEW SEDOL: BQ721R4 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	309,772
Investment, Identifier [Axis]: Equity Securities | PRESTIGE CONSUMER HEALTHCARE INC COM SEDOL: B0650P3 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	244,909
Investment, Identifier [Axis]: Equity Securities | PRICESMART INC COM STK SEDOL: 2092942 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	193,083
Investment, Identifier [Axis]: Equity Securities | PRIMERICA INC COM SEDOL: B50K3X8 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	276,187
Investment, Identifier [Axis]: Equity Securities | PRIMORIS SVCS CORP COM SEDOL: B1GC200 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	450,504
Investment, Identifier [Axis]: Equity Securities | PROCEPT BIOROBOTICS CORP COM SEDOL: BMYRFV6 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	51,469
Investment, Identifier [Axis]: Equity Securities | PROCORE TECHNOLOGIES INC COM SEDOL: BLH11J8 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	167,302
Investment, Identifier [Axis]: Equity Securities | PROTAGONIST THERAPEUTICS INC COM SEDOL: BDCBCD8 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	100,616
Investment, Identifier [Axis]: Equity Securities | PTC INC COM SEDOL: B95N910 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	470,890
Investment, Identifier [Axis]: Equity Securities | PTC THERAPEUTICS INC COM SEDOL: B17VCN9 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	249,377
Investment, Identifier [Axis]: Equity Securities | PURE STORAGE INC CL A CL A SEDOL: BYZ62T3 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	79,005
Investment, Identifier [Axis]: Equity Securities | Q2 HLDGS INC COM SEDOL: BKM4KV0 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	299,103
Investment, Identifier [Axis]: Equity Securities | QUALYS INC COM USD0.001 SEDOL: B7XJTN8 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	174,631
Investment, Identifier [Axis]: Equity Securities | RADNET INC COM STK SEDOL: B1JNG19 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	327,639
Investment, Identifier [Axis]: Equity Securities | RAMBUS INC DEL COM SEDOL: 2721967 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,313,016
Investment, Identifier [Axis]: Equity Securities | RANGE RES CORP COM SEDOL: 2523334 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	299,922
Investment, Identifier [Axis]: Equity Securities | RBC BEARINGS INC COM SEDOL: B0GLYB5 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	121,076
Investment, Identifier [Axis]: Equity Securities | REPLIGEN CORP COM STK USD0.01 SEDOL: 2731654 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	216,295
Investment, Identifier [Axis]: Equity Securities | REPLIMUNE GROUP INC COM SEDOL: BDDVW37 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	179,810
Investment, Identifier [Axis]: Equity Securities | REVOLUTION MEDICINES INC COM SEDOL: BL71K91 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	248,906
Investment, Identifier [Axis]: Equity Securities | REXFORD INDL RLTY INC COM SEDOL: BC9ZHL9 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	96,413
Investment, Identifier [Axis]: Equity Securities | RHYTHM PHARMACEUTICALS INC COM SEDOL: BF2YWG4 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	376,781
Investment, Identifier [Axis]: Equity Securities | RIGETTI COMPUTING INC COM SEDOL: BN45WL6 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	122,888
Investment, Identifier [Axis]: Equity Securities | ROIVANT SCIENCES LTD COM SEDOL: BMW4NZ9 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	95,480
Investment, Identifier [Axis]: Equity Securities | RPM INTL INC SEDOL: 2756174 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	343,616
Investment, Identifier [Axis]: Equity Securities | RYMAN HOSPITALITY PPTYS INC COM SEDOL: B8QV5C9 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	263,895
Investment, Identifier [Axis]: Equity Securities | SAIA INC COM STK SEDOL: 2982399 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	407,497
Investment, Identifier [Axis]: Equity Securities | SCHOLAR ROCK HLDG CORP COM SEDOL: BFZQ0L8 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	408,960
Investment, Identifier [Axis]: Equity Securities | SERVICENOW INC COM USD0.001 SEDOL: B80NXX8 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	6,259,497
Investment, Identifier [Axis]: Equity Securities | SEZZLE INC COM SEDOL: BQC4R22 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	211,943
Investment, Identifier [Axis]: Equity Securities | SHARKNINJA COM USD0.0001 SEDOL: BRS7681 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	89,520
Investment, Identifier [Axis]: Equity Securities | SHIFT4 PMTS INC CL A CL A SEDOL: BLF0L75 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	126,381
Investment, Identifier [Axis]: Equity Securities | SHOALS TECHNOLOGIES GROUP INC CL A CL A SEDOL: BMDJ085 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	63,036
Investment, Identifier [Axis]: Equity Securities | SHOPIFY INC CL A SUB VTG SHS SHOPIFY INC SEDOL: BXDZ9Z0 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	7,087,026
Investment, Identifier [Axis]: Equity Securities | SIMPLY GOOD FOODS CO COM SEDOL: BF27XF9 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	99,075
Investment, Identifier [Axis]: Equity Securities | SIMPSON MFG INC COM SEDOL: 2809250 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	338,926
Investment, Identifier [Axis]: Equity Securities | SITEONE LANDSCAPE SUPPLY INC COM SEDOL: BYQ7X81 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	412,667
Investment, Identifier [Axis]: Equity Securities | SITIME CORP COM SEDOL: BKS48R6 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	368,730
Investment, Identifier [Axis]: Equity Securities | SKYWARD SPECIALTY INS GROUP INC COM SEDOL: BNNMQS3 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	437,348
Investment, Identifier [Axis]: Equity Securities | SMARTSTOP SELF STORAGE REIT INC COM SEDOL: BMHSG57 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	136,322
Investment, Identifier [Axis]: Equity Securities | SNOWFLAKE INC CL A CL A SEDOL: BN134B7 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	8,545,169
Investment, Identifier [Axis]: Equity Securities | SOLENO THERAPEUTICS INC COM PAR SEDOL: BL6JK96 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	248,724
Investment, Identifier [Axis]: Equity Securities | SPOTIFY TECHNOLOGY S A COM EUR0.025 SEDOL: BFZ1K46 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,682,863
Investment, Identifier [Axis]: Equity Securities | SPROUTS FMRS MKT INC COM SEDOL: BCGCR79 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	63,816
Investment, Identifier [Axis]: Equity Securities | SPS COMM INC COM SEDOL: B57VWJ3 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	149,560
Investment, Identifier [Axis]: Equity Securities | SPX TECHNOLOGIES INC COM SEDOL: BQ1L7V3 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	874,062
Investment, Identifier [Axis]: Equity Securities | SPYRE THERAPEUTICS INC COM NEW COM SEDOL: BQBBDY8 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	93,857
Investment, Identifier [Axis]: Equity Securities | STEPSTONE GROUP INC CL A CL A SEDOL: BLFDXF6 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	278,305
Investment, Identifier [Axis]: Equity Securities | STERIS PLC ORD USD0.001 SEDOL: BFY8C75 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	220,309
Investment, Identifier [Axis]: Equity Securities | STERLING INFRASTRUCTURE INC COM STK SEDOL: 2632876 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	833,864
Investment, Identifier [Axis]: Equity Securities | STOKE THERAPEUTICS INC COM SEDOL: BJQ05Z6 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	92,332
Investment, Identifier [Axis]: Equity Securities | STONEX GROUP INC COM SEDOL: BMQ8XV3 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	832,958
Investment, Identifier [Axis]: Equity Securities | STRIDE INC COM USD SEDOL: BLD5321 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	275,498
Investment, Identifier [Axis]: Equity Securities | SUN CTRY AIRLS HLDGS INC COM SEDOL: BM8TFC9 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	159,873
Investment, Identifier [Axis]: Equity Securities | SYNAPTICS INC COM SEDOL: 2839268 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	122,207
Investment, Identifier [Axis]: Equity Securities | TECHNIPFMC PLC COM USD1 SEDOL: BDSFG98 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	769,507
Investment, Identifier [Axis]: Equity Securities | TELEDYNE TECHNOLOGIES INC COM SEDOL: 2503477 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	667,013
Investment, Identifier [Axis]: Equity Securities | TENET HEALTHCARE CORP COM NEW . SEDOL: B8DMK08 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	672,071
Investment, Identifier [Axis]: Equity Securities | TERADATA CORP DEL COM STK SEDOL: B247H10 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	78,627
Investment, Identifier [Axis]: Equity Securities | TESLA INC COM USD0.001 SEDOL: B616C79 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	18,910,726
Investment, Identifier [Axis]: Equity Securities | TEXAS INSTRUMENTS INC COM SEDOL: 2885409 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	4,206,786
Investment, Identifier [Axis]: Equity Securities | TG THERAPEUTICS INC COM SEDOL: B828K63 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	129,077
Investment, Identifier [Axis]: Equity Securities | TIDEWATER INC NEW COM SEDOL: BDFGDQ0 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	95,969
Investment, Identifier [Axis]: Equity Securities | TKO GROUP HLDGS INC COM SEDOL: BQBBFD1 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	94,886
Investment, Identifier [Axis]: Equity Securities | TOAST INC COM USD0.000001 CLASS A SEDOL: BP6D7B7 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,170,936
Investment, Identifier [Axis]: Equity Securities | TOPBUILD CORP COM SEDOL: BZ0P3W2 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	210,681
Investment, Identifier [Axis]: Equity Securities | TORO CO COM SEDOL: 2897040 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	267,884
Investment, Identifier [Axis]: Equity Securities | TPG PARTNERS LLC CL A COM SEDOL: BNKBB55 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	178,752
Investment, Identifier [Axis]: Equity Securities | TRANSMEDICS GROUP INC COM SEDOL: BK6TM04 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	292,203
Investment, Identifier [Axis]: Equity Securities | TRAVEL + LEISURE CO COM USD0.01 SEDOL: BMXYT16 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	200,446
Investment, Identifier [Axis]: Equity Securities | TRAVERE THERAPEUTICS INC COM SEDOL: BLFGJD5 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	139,887
Investment, Identifier [Axis]: Equity Securities | UBER TECHNOLOGIES INC COM USD0.00001 SEDOL: BK6N347 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	4,323,031
Investment, Identifier [Axis]: Equity Securities | UFP TECHNOLOGIES INC COM SEDOL: 2908652 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	321,499
Investment, Identifier [Axis]: Equity Securities | ULTRAGENYX PHARMACEUTICAL INC COM SEDOL: BJ62Z18 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	61,801
Investment, Identifier [Axis]: Equity Securities | UMB FINL CORP COM STK SEDOL: 2918510 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	241,584
Investment, Identifier [Axis]: Equity Securities | UNITED PARKS & RESORTS INC SEDOL: B84KWJ4 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	66,538
Investment, Identifier [Axis]: Equity Securities | UNIVERSAL TECHNICAL INST INC COM SEDOL: 2002543 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	206,871
Investment, Identifier [Axis]: Equity Securities | UPWORK INC COM SEDOL: BGRFWV4 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	812,422
Investment, Identifier [Axis]: Equity Securities | URANIUM ENERGY CORP COM SEDOL: B0VLLY2 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	603,295
Investment, Identifier [Axis]: Equity Securities | URBAN OUTFITTERS INC COM SEDOL: 2933438 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	46,511
Investment, Identifier [Axis]: Equity Securities | VALMONT INDS INC COM SEDOL: 2926825 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	443,759
Investment, Identifier [Axis]: Equity Securities | VAXCYTE INC COM SEDOL: BKPVGH6 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	80,699
Investment, Identifier [Axis]: Equity Securities | VERA THERAPEUTICS INC CL A CL A SEDOL: BL55460 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	395,296
Investment, Identifier [Axis]: Equity Securities | VERRA MOBILITY CORP SEDOL: BFXX5X8 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	112,655
Investment, Identifier [Axis]: Equity Securities | VERTEX PHARMACEUTICALS INC COM SEDOL: 2931034 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	6,010,194
Investment, Identifier [Axis]: Equity Securities | VIPER ENERGY INC NEW CL A SEDOL: BW0WZZ9 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	302,936
Investment, Identifier [Axis]: Equity Securities | VIRIDIAN THERAPEUTICS INC COM SEDOL: BMDH2B6 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	205,921
Investment, Identifier [Axis]: Equity Securities | VISA INC COM CL A STK SEDOL: B2PZN04 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	12,556,821
Investment, Identifier [Axis]: Equity Securities | VISTEON CORP COM NEW COM NEW SEDOL: B4N0JJ6 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	272,271
Investment, Identifier [Axis]: Equity Securities | VITAL FARMS INC COM SEDOL: BL6JSP8 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	175,862
Investment, Identifier [Axis]: Equity Securities | VSE CORP COM SEDOL: 2926773 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	50,622
Investment, Identifier [Axis]: Equity Securities | WALMART INC COM SEDOL: 2936921 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	10,032,471
Investment, Identifier [Axis]: Equity Securities | WALT DISNEY CO SEDOL: 2270726 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	7,643,979
Investment, Identifier [Axis]: Equity Securities | WARRIOR MET COAL INC COM SEDOL: BF2X272 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	446,581
Investment, Identifier [Axis]: Equity Securities | WATTS WTR TECHNOLOGIES INC SEDOL: 2943620 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	771,200
Investment, Identifier [Axis]: Equity Securities | WAVE LIFE SCIENCES PTE LTD COM NPV SEDOL: BYZG9R0 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	243,134
Investment, Identifier [Axis]: Equity Securities | WAYSTAR HLDG CORP COM SEDOL: BSWYNW8 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	333,199
Investment, Identifier [Axis]: Equity Securities | WEATHERFORD INTL LTD COMMON STOCK SEDOL: BLNN369 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	518,707
Investment, Identifier [Axis]: Equity Securities | WEBSTER FNCL CORP WATERBURY CONN COM SEDOL: 2945143 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	440,706
Investment, Identifier [Axis]: Equity Securities | WINGSTOP INC COM SEDOL: BYYXHN4 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	314,330
Investment, Identifier [Axis]: Equity Securities | WOODWARD INC COM SEDOL: 2948089 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	354,319
Investment, Identifier [Axis]: Equity Securities | WORKIVA INC COM CL A COM CL A SEDOL: BSS6HY8 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	317,400
Investment, Identifier [Axis]: Equity Securities | XENCOR INC COM SEDOL: BGCYWN8 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	98,198
Investment, Identifier [Axis]: Equity Securities | XENON PHARMACEUTICALS INC COMMON STOCK SEDOL: BRJ3GY4 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	81,259
Investment, Identifier [Axis]: Money Market Funds | Collective U.S. Government STIF | Money Market Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	5,584,592
Investment, Identifier [Axis]: Money Market Funds | Federated Government Obligations Fund | Money Market Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	152,505,449
Investment, Identifier [Axis]: Mutual Funds | Dodge & Cox International Stock Fund | International Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	234,824,866
Investment, Identifier [Axis]: Mutual Funds | Victory Sycamore Small Company Opportunity Fund | Small U.S. Equity Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 95,361,544